UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      603,328
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGNICO EAGLE MINES LTD       COM             008474108     2743    50800 SH  CALL SOLE       1              0      0    0
AMERICAN TOWER CORP          CL A            029912201      640    14800 SH       SOLE       1          14800      0    0
ANADARKO PETE CORP           COM             032511107     7123   114110 SH       SOLE       1         114110      0    0
ANNALY CAP MGMT INC          COM             035710409    11388   656341 SH       SOLE       1         656341      0    0
BANK OF AMERICA CORPORATION  COM             060505104      501    33257 SH       SOLE       1          33257      0    0
BANK OF AMERICA CORPORATION  UNIT 99/99/9999 060505419     6060   406178 SH       SOLE       1         406178      0    0
BECTON DICKINSON & CO        COM             075887109     9432   119605 SH       SOLE       1         119605      0    0
BRUKER CORP                  COM             116794108     6618   548764 SH       SOLE       1         548764      0    0
CELGENE CORP                 COM             151020104     7088   127293 SH       SOLE       1         127293      0    0
COVIDIEN PLC                 SHS             G2554F105    11818   246779 SH       SOLE       1         246779      0    0
CREDIT SUISSE GROUP          SPONSORED ADR   225401108     2063    41958 SH       SOLE       1          41958      0    0
CROWN CASTLE INTL CORP       COM             228227104     3759    96292 SH       SOLE       1          96292      0    0
ELDORADO GOLD CORP NEW       COM             284902103    18874  1331994 SH       SOLE       1        1331994      0    0
ELDORADO GOLD CORP NEW       COM             284902103     3795   267800 SH  CALL SOLE       1              0      0    0
EXELON CORP                  COM             30161N101     6271   128317 SH       SOLE       1         128317      0    0
EXXON MOBIL CORP             COM             30231G102    10370   152080 SH       SOLE       1         152080      0    0
FPL GROUP INC                COM             302571104      486     9200 SH       SOLE       1           9200      0    0
GREAT BASIN GOLD LTD         COM             390124105     1130   660959 SH       SOLE       1         660959      0    0
IAMGOLD CORP                 COM             450913108     2465   157626 SH       SOLE       1         157626      0    0
ISHARES TR INDEX             RUSSELL 2000    464287655     6294   100800 SH  PUT  SOLE       1              0      0    0
ISTAR FINL INC               COM             45031U101      512   200000 SH       SOLE       1         200000      0    0
LILLY ELI & CO               COM             532457108     9075   254142 SH       SOLE       1         254142      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100     8642   187024 SH       SOLE       1         187024      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100    32527   703900 SH  CALL SOLE       1              0      0    0
MONSANTO CO NEW              COM             61166W101    17453   213487 SH       SOLE       1         213487      0    0
MOSAIC CO                    COM             61945A107     3116    52165 SH       SOLE       1          52165      0    0
NOVATEL WIRELESS INC         COM NEW         66987M604     3813   478370 SH       SOLE       1         478370      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105      626     7700 SH       SOLE       1           7700      0    0
PAN AMERICAN SILVER CORP     COM             697900108    14676   616400 SH       SOLE       1         616400      0    0
PAN AMERICAN SILVER CORP     COM             697900108     8264   347100 SH  CALL SOLE       1              0      0    0
PFIZER INC                   COM             717081103     9410   517339 SH       SOLE       1         517339      0    0
POTASH CORP SASK INC         COM             73755L107     7535    69446 SH       SOLE       1          69446      0    0
PRECISION CASTPARTS CORP     COM             740189105     7226    65480 SH       SOLE       1          65480      0    0
PROCTER & GAMBLE CO          COM             742718109    12152   200436 SH       SOLE       1         200436      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS L P   75885Y107      335    16000 SH       SOLE       1          16000      0    0
RESEARCH IN MOTION LTD       COM             760975102    11323   167656 SH       SOLE       1         167656      0    0
SPDR GOLD TRUST              GOLD SHS        78463V107   233507  2176000 SH  CALL SOLE       1        2176000      0    0
SPDR TR                      UNIT SER 1      78462F103    48008   430800 SH  PUT  SOLE       1              0      0    0
THERMO FISHER SCIENTIFIC INC COM             883556102     6584   138056 SH       SOLE       1         138056      0    0
UNITED STATES NATL GAS FUND  UNIT            912318102     3089   306400 SH  CALL SOLE       1              0      0    0
VERIZON COMMUNICATIONS INC   COM             92343V104      282     8500 SH       SOLE       1           8500      0    0
WATERS CORP                  COM             941848103    15491   250024 SH       SOLE       1         250024      0    0
YAHOO INC                    COM             984332106     3547   211367 SH       SOLE       1         211367      0    0
YAMANA GOLD INC              COM             98462Y100    12780  1123066 SH       SOLE       1        1123066      0    0
YAMANA GOLD INC              COM             98462Y100    14437  1268600 SH  CALL SOLE       1              0      0    0